Consolidated Statements Of Changes in Shareholders' Deficiency - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Balance Beginning	$ (43,062)	$ (50,616)
Shares issued for cash (Note 11(b))	69,000
Share issuance cost	(4,228)
Shares issued on stock option exercise	656	1,646
Shares issued under Employee Stock Ownership Plan	512	369
Shares issued under Performance and Restricted Share Unit plan ("PRSU")		(2)
Shares repurchased and cancelled under the Normal Course Issuer Bid		(49)
Shares issued under PRSU	(1,239)
Share-based compensation	8,539	4,990
Cash dividends	(12,012)	(10,035)
Unrealized gain on derivatives, net	188
Tax deduction on share-based compensation	4,356
Net income	3,732	10,635
Balance Ending	26,442	(43,062)
Equity reserve [member]
Balance Beginning	38,524	36,745
Shares issued for cash (Note 11(b))	0
Share issuance cost	0
Shares issued on stock option exercise	(149)	(416)
Shares issued under Employee Stock Ownership Plan	0	0
Shares issued under Performance and Restricted Share Unit plan ("PRSU")		(2,795)
Shares repurchased and cancelled under the Normal Course Issuer Bid		0
Shares issued under PRSU	(4,781)
Share-based compensation	8,539	4,990
Cash dividends	0	0
Unrealized gain on derivatives, net	0
Tax deduction on share-based compensation	4,356
Net income	0	0
Balance Ending	46,489	38,524
Treasury shares [member]
Balance Beginning	(264)	(360)
Shares issued for cash (Note 11(b))	0
Share issuance cost	0
Shares issued on stock option exercise	0	0
Shares issued under Employee Stock Ownership Plan	0	0
Shares issued under Performance and Restricted Share Unit plan ("PRSU")		96
Shares repurchased and cancelled under the Normal Course Issuer Bid		0
Shares issued under PRSU	0
Share-based compensation	0	0
Cash dividends	0	0
Unrealized gain on derivatives, net	0
Tax deduction on share-based compensation	0
Net income	0	0
Balance Ending	(264)	(264)
Accumulated Other Comprehensive Income [member]
Balance Beginning	0	0
Shares issued for cash (Note 11(b))	0
Share issuance cost	0
Shares issued on stock option exercise	0	0
Shares issued under Employee Stock Ownership Plan	0	0
Shares issued under Performance and Restricted Share Unit plan ("PRSU")		0
Shares repurchased and cancelled under the Normal Course Issuer Bid		0
Shares issued under PRSU	0
Share-based compensation	0	0
Cash dividends	0	0
Unrealized gain on derivatives, net	188
Tax deduction on share-based compensation	0
Net income	0	0
Balance Ending	188	0
Deficit [member]
Balance Beginning	(163,212)	(163,779)
Shares issued for cash (Note 11(b))	0
Share issuance cost	0
Shares issued on stock option exercise	0	0
Shares issued under Employee Stock Ownership Plan	0	0
Shares issued under Performance and Restricted Share Unit plan ("PRSU")		0
Shares repurchased and cancelled under the Normal Course Issuer Bid		(33)
Shares issued under PRSU	0
Share-based compensation	0	0
Cash dividends	(12,012)	(10,035)
Unrealized gain on derivatives, net	0
Tax deduction on share-based compensation	0
Net income	3,732	10,635
Balance Ending	(171,492)	(163,212)
Ordinary shares | Share Capital [member]
Balance Beginning	$ 81,890	$ 76,778
Balance Beginning (In Shares)	42,535,495	41,645,552
Shares issued for cash (Note 11(b))	$ 69,000
Shares issued for cash (Note 11(b)) (In Shares)	6,272,727
Share issuance cost	$ (4,228)
Shares issued on stock option exercise	$ 805	$ 2,062
Share issuance cost (In Shares)	0
Shares issued on stock option exercise (In Shares)	106,844	286,268
Shares issued under Employee Stock Ownership Plan	$ 512	$ 369
Shares issued under Employee Stock Ownership Plan (In Shares)	68,089	72,023
Shares issued under Performance and Restricted Share Unit plan ("PRSU")		$ 2,697
Shares issued under Performance and Restricted Share Unit plan ("PRSU") (In Shares)		540,352
Shares repurchased and cancelled under the Normal Course Issuer Bid		$ (16)
Shares repurchased and cancelled under the Normal Course Issuer Bid (In Shares)		(8,700)
Shares issued under PRSU	$ 3,542
Shares issued under PRSU (In Shares)	590,674
Share-based compensation	$ 0	$ 0
Cash dividends	0	0
Unrealized gain on derivatives, net	0
Tax deduction on share-based compensation	0
Net income	0	0
Balance Ending	$ 151,521	$ 81,890
Balance Ending (In Shares)	49,573,829	42,535,495